Current and Deferred Income Tax (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current and Deferred Income Tax [Abstract]
Current income tax	$ (24,441)	$ (131,359)	$ (448,599)
Special tax for tax revaluation		(394,898)
Deferred income tax	(5,348,343)	6,664,298	6,982,922
Minimum presumed income tax	(1,215)
Income tax - (Loss) / Gain	$ (5,373,999)	$ 6,138,041	$ 6,534,323